Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2017	$ 99,998	$ 175,651	$ 219,436	$ (1,806)	$ (34,971)	$ 458,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	61,445	0	0	61,445
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings, Tax Effect	0	0	1,346	(1,346)	0	0
Change in other comprehensive income (loss), net of tax	0	0	0	(7,157)	0	(7,157)
Stock options exercises	177	1,082	0	0	0	1,259
Cash dividend declared	0	0	(25,830)	0	0	(25,830)
Purchase of treasury stock	0	0	0	0	(718)	(718)
Sale of treasury stock	0	(196)	0	0	2,587	2,391
Stock based compensation expense	0	173	0	0	0	173
Balance at Dec. 31, 2018	100,175	176,710	256,397	(10,309)	(33,102)	489,871
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	57,840	0	0	57,840
Change in other comprehensive income (loss), net of tax	0	0	0	14,770	0	14,770
Stock options exercises	30	155	0	0	0	185
Cash dividend declared	0	0	(26,170)	0	0	(26,170)
Purchase of treasury stock	0	0	0	0	(35)	(35)
Sale of treasury stock	0	(443)	0	0	2,234	1,791
Stock based compensation expense	0	5	0	0	0	5
Balance at Dec. 31, 2019	100,205	176,427	288,067	4,461	(30,903)	538,257
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	0	0	52,452	0	0	52,452
Change in other comprehensive income (loss), net of tax	0	0	0	7,475	0	7,475
Cash dividend declared	0	0	(26,545)	0	0	(26,545)
Purchase of treasury stock	0	0	0	0	(3,493)	(3,493)
Stock based compensation expense	0	15	0	0	0	15
Balance at Dec. 31, 2020	$ 100,205	$ 176,442	$ 313,974	$ 11,936	$ (34,396)	$ 568,161